Investment Strategy - Davidson Intermediate Taxable ETF	Oct. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, the Davidson Intermediate Taxable ETF will invest primarily in investment-grade taxable fixed-income securities and seek to maintain intermediate fixed income characteristics at the portfolio level. The Fund may invest up to 5% of its total assets in below investment-grade securities. The fixed-income securities in which the Fund may invest include U.S. Treasury bonds, U.S. Government agency bonds, taxable municipal bonds, corporate bonds, convertible corporate debt, asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”), including pass-through MBS and collateralized mortgage obligations (“CMOs”). The Fund may also invest in debt obligations issued by U.S. Government-Sponsored Enterprises (“GSEs”). The Fund defines “investment-grade” fixed-income securities as securities which are rated as investment-grade by at least one nationally recognized statistical rating organization (“NRSRO”), such as a security rated BBB- or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”) or rated Baa3 or higher by Moody’s Ratings (“Moody’s”), at the time of purchase. The Fund defines “below investment-grade” fixed-income securities as securities which are rated as below investment-grade by all NRSROs that have rated the security, meaning that no NRSRO has rated the security investment-grade, such as a security for which each available rating is BB+ or lower by S&P or Fitch, or Ba1 or lower by Moody’s, at the time of purchase. If a security is unrated, then the Adviser will rely on its due diligence to determine whether the security is of comparable quality, and the Adviser may invest in the security if it is determined to be of comparable quality. The Fund generally invests in investment-grade issues and seeks to maintain an average portfolio maturity of three to seven years, which the Adviser believes is consistent with intermediate fixed income portfolio characteristics, but may invest up to 5% of its total assets in below investment-grade securities. The Fund may invest in instruments with a range of maturities, including short-, intermediate- and long-term maturities, if the Adviser determines that purchasing or retaining such securities is consistent with the Fund's portfolio-level maturity and duration targets.
The Fund may invest in the following fixed-income securities within the indicated limits:
•Corporate bonds: up to 80% of total assets
•MBS: up to 20% of total assets
•ABS: up to 20% of total assets
•U.S. Government agency bonds: up to 20% of total assets
•Debt obligations issued by GSEs: up to 20% of total assets
•U.S. Treasury bonds: up to 100% of total assets
•Taxable municipal bonds: up to 20% of total assets
To the extent the Fund has significant exposure to either corporate bonds or U.S. Treasury bonds, its allocation to the other asset class generally will be lower within the Fund’s stated investment ranges. From time to time, the Fund may invest a significant portion of its assets in securities of companies within the same economic sector.
The Adviser performs fundamental credit analysis and monitors issuers and credit trends. The Adviser actively manages the Fund’s duration and credit exposures, while monitoring and responding to evolving economic conditions and developments, including changes in the interest rate environment. The Adviser manages the Fund’s duration relative to the Fund’s benchmark and yield curve positioning.
The Adviser selects securities for investment based on a combination of quantitative and qualitative assessments. The quantitative factors evaluated by the Adviser include yield, duration and income. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Bonds with shorter duration are typically less sensitive to interest rate changes. Duration takes into account a debt instrument’s cash flows over time, including the possibility that a debt instrument might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date. The Adviser’s qualitative evaluation process is based on risk assessment, and in particular, risk assessment on the credit side. The Adviser evaluates interest rates and seeks to quantify the impact of market fluctuations. In selecting investments for the Fund, the Adviser evaluates investment-grade issues, which the Adviser believes exhibit attractive risk/reward profiles and which the Adviser believes have catalysts in place to drive credit spreads lower. The Adviser may determine to sell a security based on the Adviser’s risk assessment, portfolio construction considerations, and opportunity costs in a relative value context.